Concentrations of Credit Risk and Major Customers and Suppliers (Tables)	12 Months Ended
Dec. 31, 2017
Customers [Member]
Concentration Risk [Line Items]
Schedule of concentrations of credit risk and major customers and suppliers
	For the Years Ended December 31,
Customers	2017	2016
IIG Ltd.	18%	37%
A	15%	19%
B	10%	*	%
C	11%	*	%
D	11%	*	%
E	11%	-%
* Less than 10%
Suppliers [Member]
Concentration Risk [Line Items]
Schedule of concentrations of credit risk and major customers and suppliers
	For the Years Ended December 31,
Suppliers	2017	2016
A	10%	15%
B	10%	* %
C	21%	29%
* Less than 10%